SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Activity In The Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Opening balance	$ 301	$ 264	$ 162
Provision for credit losses	105	38	100
Foreign currency translation adjustments	58	(1)	2
Closing balance	$ 464	$ 301	$ 264